Exploration expense: (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Exploration expenses
Schedule of exploration expenses

	Three months ended		Nine months ended
	September 30:		September 30:
Project	2022	2021	2022	2021
Santa Cruz, USA (Note a)	$21,811	$2,166	$46,372	$2,600
San Matias, Colombia	6,000	3,576	11,773	10,400
Pinaya, Peru	297	164	2,448	882
Perseverance, USA	35	107	1,694	205
Yangayu, Papua New Guinea	831	—	1,482	—
Tintic, USA	613	547	1,309	1,589
Hog Heaven, USA	262	530	1,130	1,851
Carolina, USA	501	—	1,015	—
Bitter Creek, USA	92	181	600	249
Lincoln, USA	210	—	549	—
Ivory Coast Project, Ivory Coast	41	—	67	1,930
Project generation and other	3,278	2,683	6,718	4,857
Total	$33,971	$9,954	$75,157	$24,563
(a)

Exploration expense at the Santa Cruz Project for the three and nine months ended September 30, 2022 includes $5.7 million recorded upon the de-recognition of certain non-refundable payments made under a terminated land purchase agreement at the Santa Cruz Project (Note 6(a)).

	Year ended December 31,
Project	2021	2020	2019
San Matias, Colombia (Cordoba) (Note 10(d))	$13,789	$5,399	$5,456
Santa Cruz, USA (Note 10(a))	9,966	923	943
Tintic, USA (Note 10(b))	2,474	1,336	2,346
Ivory Coast Project, Ivory Coast (Note 20)	1,931	10	17
Hog Heaven, USA (Note 20)	2,029	336	—
Pinaya, Peru (Kaizen) (Note 10(c))	1,774	1,613	641
Desert Mountain, USA	821	177	—
Perseverance, USA (Cordoba) (Note 20)	742	488	610
Yangayu, Papua New Guinea	497	—	—
South Voisey’s Bay, Canada (Note 20)	355	18	11
Bitter Creek, USA	340	174	—
Lincoln, USA	235	—	—
Project Generation and other	4,552	3,620	2,882
Total	$39,505	$14,094	$12,906